Deferred Tax and Income Tax - Schedule of Accumulated Tax Loss Carryforwards (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
Deferred Tax and Income Tax - Schedule of Accumulated Tax Loss Carryforwards (Details) [Line Items]
Tax-loss carry forward	$ 3,110,061
Deferred tax asset	777,515
2022 [Member]
Deferred Tax and Income Tax - Schedule of Accumulated Tax Loss Carryforwards (Details) [Line Items]
Tax-loss carry forward	3,086
Deferred tax asset	$ 771
Expiration date	2027
Tax jurisdiction	Argentina
2023 [Member]
Deferred Tax and Income Tax - Schedule of Accumulated Tax Loss Carryforwards (Details) [Line Items]
Tax-loss carry forward	$ 1,806,586
Deferred tax asset	$ 451,646
Expiration date	2028
Tax jurisdiction	Argentina
2024 [Member]
Deferred Tax and Income Tax - Schedule of Accumulated Tax Loss Carryforwards (Details) [Line Items]
Tax-loss carry forward	$ 1,300,390
Deferred tax asset	$ 325,098
Expiration date	2029
Tax jurisdiction	Argentina